24. INDEBTEDNESS (Details 1) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Short-term deferred financing costs	CAD 13,435	CAD 8,224
Long-term deferred financing costs	74,278	53,570
Deferred financing costs	87,713	61,794
Deferred financing costs, interest rate floor and prepayment option	101,818	78,410
Senior secured credit facilities [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Short-term interest rate floor	3,413	3,297
Long-term interest rate floor	18,483	21,900
Interest rate floor	21,896	25,197
8.875% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Short-term prepayment option	(863)	(790)
Long-term prepayment option	(6,928)	(7,791)
Prepayment option	CAD (7,791)	CAD (8,581)